Summary Prospectus

MetWest Low Duration Bond Fund

Class M Shares – MWLDX

July 27, 2012

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.mwamllc.com/literature.php. You can also get this information at no cost by calling 800 241 4671 or by sending an email request to metwestclientservices@tcw.com.

The Fund’s current Prospectus and Statement of Additional Information, both dated July 27, 2012, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MW-LDX_0712

INVESTMENT OBJECTIVE

The LOW DURATION BOND FUND seeks to maximize current income, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.19%
Other Expenses[1]	0.09%

Total Annual Fund Operating Expenses[2]	0.58%

1 “Other Expenses” excludes extraordinary non-recurring tax expenses of 0.01%.

2 Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.58% of average daily net assets. This contract will remain in place until July 31, 2013. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 70% of its net assets in highly rated fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities but not more than 20% may be below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is up to three years and the dollar-weighted average maturity ranges from one to five years. The Fund invests in the U.S. and abroad, including emerging markets and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk. The risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk. The risk that debt securities will decline in value because of changes in interest rates.

Credit Risk. The risk that an issuer will default in the payment of principal and/or interest on a security.

2

Summary Prospectus

Foreign Securities Risk. The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities. The risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities. The risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk. The risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives and Swaps Risks. The risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Liquidity Risk. The risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Securities Selection Risk. The risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk. The risk that an investment strategy may fail to produce the intended results.

Please see “Additional Fund Information – Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

ANNUAL TOTAL RETURNS

FOR YEARS ENDED 12/31

Year-to-Date Total Return as of June 30, 2012: 3.39%

Highest/Lowest Performance Quarter:

Highest	8.19%	(quarter ended September 30, 2009)
Lowest	-8.05%	(quarter ended December 31, 2008)

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2011

Low Duration Bond Fund (Class M Shares)	1 Year	5 Years	10 Years	Since Inception (3/31/1997)

Return Before Taxes	1.12%	2.34%	2.92%	4.32%

Return After Taxes on Distributions	0.07%	0.71%	1.27%	2.26%

Return After Taxes on Distributions and Sale of Fund Shares	0.73%	1.02%	1.50%	2.41%

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.55%	3.69%	3.25%	4.38%

(Reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

3

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle – Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA – Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann – Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or telephone (800) 241-4671. You may also purchase or redeem Fund shares through your dealer or financial advisor.

The following table provides the Fund’s minimum initial and subsequent investment requirements. The minimums may be reduced or waived in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular Accounts	$5,000	$0
Individual Retirement Accounts	$1,000	$0
Automatic Investment Plan	$5,000	$100

TAX INFORMATION

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Summary Prospectus

MetWest Low Duration Bond Fund

Class I Shares – MWLIX

July 27, 2012

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.mwamllc.com/literature.php. You can also get this information at no cost by calling 800 241 4671 or by sending an email request to metwestclientservices@tcw.com.

The Fund’s current Prospectus and Statement of Additional Information, both dated July 27, 2012, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MW-LIX_0712

INVESTMENT OBJECTIVE

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.09%

Total Annual Fund Operating Expenses[2]	0.39%

1 “Other Expenses” excludes extraordinary non-recurring tax expenses of 0.01%.

2 Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.39% of average daily net assets. This contract will remain in place until July 31, 2013. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$40	$125	$219	$493

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 70% of its net assets in highly rated fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities but not more than 20% may be below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is up to three years and the dollar-weighted average maturity ranges from one to five years. The Fund invests in the U.S. and abroad, including emerging markets and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk: The risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

Interest Rate Risk: The risk that debt securities will decline in value because of changes in interest rates.

Credit Risk: The risk that an issuer will default in the payment of principal and/or interest on a security.

Summary Prospectus

Foreign Securities Risk: The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities: The risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities: The risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk: The risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives and Swaps Risks: The risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Liquidity Risk: The risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Securities Selection Risk: The risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk: The risk that an investment strategy may fail to produce the intended results.

Please see “Additional Fund Information – Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

ANNUAL TOTAL RETURNS

FOR YEARS ENDED 12/31

Year-to-Date Total Return as of June 30, 2012: 3.61%

Highest Performance Quarter	8.24%	(quarter ended September 30, 2009)
Lowest Performance Quarter	-8.01%	(quarter ended December 31, 2008)

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

Low Duration Bond Fund (Class I Shares)	1 Year	5 Years	10 Years	Since Inception (March 31, 2000)

Return Before Taxes	1.19%	2.51%	3.12%	3.80%

Return After Taxes on Distributions	0.07%	0.81%	1.40%	1.88%

Return After Taxes on Distributions and Sale of Fund Shares	0.78%	1.13%	1.62%	2.07%

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.55%	3.69%	3.25%	4.03%

(Reflects no deduction for fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds, c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or telephone (800) 241-4671. You may also purchase or redeem Fund shares through your dealer or financial advisor.

The following table provides the Fund’s minimum initial and subsequent investment requirements. The minimums may be reduced or waived in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular Accounts	$3,000,000	$50,000

TAX INFORMATION

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus

MetWest Low Duration Bond Fund

Administrative Class Shares – MWLNX

July 27, 2012

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at www.mwamllc.com/literature.php. You can also get this information at no cost by calling 800 241 4671 or by sending an email request to metwestclientservices@tcw.com.

The Fund’s current Prospectus and Statement of Additional Information, both dated July 27, 2012, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MW-LNX_0712

INVESTMENT OBJECTIVE

The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.19%
Other Expenses[1]	0.29%

Total Annual Fund Operating Expenses[2]	0.78%

1 The Fund has adopted a Shareholder Servicing Plan pursuant to which up to 0.25% of the Fund’s average daily net assets attributable to Administrative Class shares may be used to pay shareholder servicing fees, but the Adviser has undertaken to limit these expenses to 0.20% of the Fund’s average daily net assets attributable to Administrative Class shares for the current fiscal year. “Other Expenses” excludes extraordinary non-recurring tax expenses of 0.01%.

2 Metropolitan West Asset Management, LLC (the “Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses, including distribution expenses, to limit the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, short sale dividend expenses, acquired fund fees and expenses, and any expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) to 0.78% of average daily net assets. This contract will remain in place until July 31, 2013. Although it does not expect to do so, the Board of Trustees is permitted to terminate that contract sooner in its discretion with written notice to the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal circumstances, at least 70% of its net assets in highly rated fixed income securities or unrated securities that are determined by the Adviser to be of similar quality. Up to 30% of the Fund’s net assets may be invested in securities rated below highly rated securities but not more than 20% may be below investment grade. The Fund also invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities it regards as bonds. Under normal conditions, the portfolio duration is up to three years and the dollar-weighted average maturity ranges from one to five years. The Fund invests in the U.S. and abroad, including emerging markets and may purchase securities of varying maturities issued by domestic and foreign corporations and governments.

Investments include various types of bonds and other securities, typically corporate bonds, notes, collateralized bond obligations, collateralized debt obligations, mortgage-related and asset-backed securities, bank loans, money-market securities, swaps, futures, municipal securities, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating.

Derivatives will be used in an effort to hedge investments, for risk management, or to increase income or gains for the Fund. The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.

PRINCIPAL RISKS

Because the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

Market Risk: The risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

2

Summary Prospectus

Interest Rate Risk: The risk that debt securities will decline in value because of changes in interest rates.

Credit Risk: The risk that an issuer will default in the payment of principal and/or interest on a security.

Foreign Securities Risk: The value of the Fund’s investments in foreign securities also depends on changing currency values, different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging market debt securities tend to be of lower credit quality and subject to greater risk of default than higher rated securities from more developed markets.

Prepayment Risk of Asset-Backed and Mortgage-Backed Securities: The risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

Extension Risk of Asset-Backed and Mortgage-Backed Securities: The risk that in times of rising interest rates prepayments will slow causing securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

Asset-Backed Securities Investment Risk: The risk that the impairment of the value of the collateral underlying the security such as non-payment of loans, will result in a reduction in the value of the security.

Derivatives and Swaps Risks: The risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested. Swaps also involve the risks that the counterparty may default and the potential lack of liquidity.

Liquidity Risk: The risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

Securities Selection Risk: The risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

Portfolio Management Risk: The risk that an investment strategy may fail to produce the intended results.

Please see “Additional Fund Information – Principal Risks” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity, or person.

PERFORMANCE INFORMATION

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to a broad-based securities market index. Total returns would have been lower if certain fees and expenses had not been waived or reimbursed. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on our website at www.mwamllc.com or by calling (800) 241-4671.

ANNUAL TOTAL RETURNS

FOR YEARS ENDED 12/31

Year-to-Date Total Return as of June 30, 2012: 3.34%

Highest Performance Quarter	3.28%	(quarter ended September 30, 2010)
Lowest Performance Quarter	-1.37%	(quarter ended September 30, 2011)

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

Low Duration Bond Fund (Administrative Class Shares)	1 Year	Since Inception (September 23, 2009)

Return Before Taxes	0.89%	6.92%

Return After Taxes on Distributions	-0.09%	5.82%

Return After Taxes on Distributions and Sale of Fund Shares	0.58%	5.27%

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	1.55%	1.80%

(Reflects no deduction for fees, expenses or taxes)

3

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of the shares.

INVESTMENT ADVISER

Metropolitan West Asset Management, LLC.

PORTFOLIO MANAGERS

Tad Rivelle, Founding Partner, Chief Investment Officer and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Steve Kane, CFA, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

Laird Landmann, Founding Partner and Generalist Portfolio Manager of the Adviser, has been a member of the team managing the Fund since 1996.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem shares of the Fund on any business day (normally any day that the New York Stock Exchange is open). Generally, purchase and redemption orders for the Fund shares are processed at the net asset value next calculated after an order is received by the Fund. You may conduct transactions by mail (Metropolitan West Funds c/o BNY Mellon Investment Servicing, P.O. Box 9793, Providence, RI 02940), or telephone (800) 241-4671. You may also purchase or redeem Fund shares through your dealer or financial advisor.

The following table provides the Fund’s minimum initial and subsequent investment requirements. The minimums may be reduced or waived in some cases.

Type of Account	Minimum Initial Investment	Subsequent Investments
Regular Accounts	$2,500	$0
Individual Retirement Accounts	$1,000	$0
Automatic Investment Plan	$2,500	$100

TAX INFORMATION

Dividends and capital gains distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. Shareholders who purchase or hold shares through an intermediary may inquire about such payments from that intermediary. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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